Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment for Purpose of Computing Depreciation
Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	July 31, 2022	July 31, 2021
Stock options	2,947,405	3,111,642
Restricted stock units	59,625	442,749
Warrants	1,706,190	1,706,190
Total	4,713,220	5,260,581